Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Consolidated Statements Of Changes In Shareholders Equity Abstract
Other comprehensive income (loss), net of tax (expense) recovery	$ 14,424	$ 6,768	$ 3,584